Equity Method Investments - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) jointVentureCompany rig	Apr. 01, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)
Opex Perforadora S.A. de C.V. (“Opex”) | Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Service agreement termination fee payable, total		$ 21.0	$ 14.0
Service agreement termination fee payable, per jack-up rig		$ 7.0	$ 7.0
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%
Number of joint ventures for bareboat charters | jointVentureCompany	2
Number of rigs previously on bareboat charter | rig	5
Perfomex and Perfomex II | Proyectos Globales de Energia y Servicos CME, S.A. DE C.V.
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%
Opex and Akal | Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable	$ 95.7			$ 164.9
Billed contracts receivable	89.8			131.7
Unbilled contracts receivable	$ 5.9			$ 33.2